Short Term Loans (Details)		12 Months Ended
	Oct. 01, 2022 USD ($) AntMiner	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 01, 2022 CNY (¥) AntMiner
Short Term Loans [Line Items]
Drawn down amount				$ 484,000
JM Digital., INC., [Member]
Short Term Loans [Line Items]
Maturity date	Oct. 01, 2023
Drawn down amount	$ 1,000,000				¥ 6,897,200
Fixed interest rate of short term loan	12.00%				12.00%
Origination fee rate of short term loan	2.00%				2.00%
Pledged as collateral (in AntMiner) | AntMiner	147				147
USDT [Member] | JM Digital., INC., [Member]
Short Term Loans [Line Items]
Collateralized loan		$ 181,500
Outstanding loan balance		125,000
Bitcoin BTC [Member]
Short Term Loans [Line Items]
Collateralized loan		$ 4.09